UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SCIENCE & TECHNOLOGY FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SCIENCE & TECHNOLOGY FUND
OCTOBER 31, 2009




















                                                                      (Form N-Q)

48457-1209                                   (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS


USAA SCIENCE & TECHNOLOGY FUND
October 31, 2009 (unaudited)


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               EQUITY SECURITIES (99.4%)

               COMMON STOCKS (99.4%)

               CONSUMER DISCRETIONARY (2.0%)
               -----------------------------
               COMPUTER & ELECTRONICS RETAIL (1.1%)
       82,000  Best Buy Co., Inc.                                                          $        3,131
                                                                                          ---------------
               EDUCATION SERVICES (0.9%)
       26,710  Apollo Group, Inc. "A"  *                                                            1,525
        4,430  Strayer Education, Inc.                                                                899
                                                                                          ---------------
                                                                                                    2,424
                                                                                          ---------------
               SPECIALTY STORES (0.0%)
        1,400  The Vitamin Shoppe, Inc.  *                                                             25
                                                                                          ---------------
               Total Consumer Discretionary                                                         5,580
                                                                                          ---------------

               CONSUMER STAPLES (0.3%)
               -----------------------
               DRUG RETAIL (0.3%)
       21,575  Walgreen Co.                                                                           816
                                                                                          ---------------

               HEALTH CARE (23.1%)
               BIOTECHNOLOGY (4.2%)
       34,100  3SBio, Inc. ADR  *                                                                     352
       62,300  Amgen, Inc.  *                                                                       3,347
       56,100  Amylin Pharmaceuticals, Inc.  *                                                        619
      111,600  Celera Corp.  *                                                                        691
       12,200  Cephalon, Inc.  *                                                                      666
      135,248  Cytokinetics, Inc.  *                                                                  432
       18,400  Genzyme Corp.  *                                                                       931
       19,000  Gilead Sciences, Inc.  *                                                               809
      149,972  Incyte Corp.  *                                                                        883
      118,400  Ligand Pharmaceuticals, Inc. "B"  *                                                    201
       20,800  OSI Pharmaceuticals, Inc.  *                                                           670
       63,300  Progenics Pharmaceuticals, Inc.  *(a)                                                  265
       27,100  Regeneron Pharmaceuticals, Inc.  *                                                     426
        9,700  Rigel Pharmaceuticals, Inc.  *                                                          62
       50,500  Seattle Genetics, Inc.  *                                                              459
       21,000  Vertex Pharmaceuticals, Inc.  *                                                        705
                                                                                          ---------------
                                                                                                   11,518
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (2.2%)
       47,800  AmerisourceBergen Corp.                                                              1,058
       68,800  Cardinal Health, Inc.                                                                1,950
       32,400  CareFusion Corp.  *                                                                    725
       40,200  McKesson Corp.                                                                       2,361
                                                                                          ---------------
                                                                                                    6,094
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (4.8%)
       24,800  Baxter International, Inc.                                                           1,341


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1   |  USAA Science & Technology Fund

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
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       16,600  Beckman Coulter, Inc.                                                      $         1,068
       52,300  China Medical Technologies, Inc. ADR  (a)                                              821
       50,500  Covidien plc                                                                         2,127
       17,981  DiaSorin S.p.A.  (b)                                                                   658
       29,000  Hospira, Inc.  *                                                                     1,294
       85,000  Medtronic, Inc.                                                                      3,034
       40,500  St. Jude Medical, Inc.  *                                                            1,380
       19,300  Symmetry Medical, Inc.  *                                                              154
       96,300  Volcano Corp.  *                                                                     1,382
                                                                                          ---------------
                                                                                                   13,259
                                                                                          ---------------
               HEALTH CARE SERVICES (0.2%)
       13,200  Fresenius Medical Care AG & Co. ADR                                                    638
                                                                                          ---------------
               HEALTH CARE SUPPLIES (0.1%)
        5,100  Inverness Medical Innovations, Inc.  *                                                 194
                                                                                          ---------------
               HEALTH CARE TECHNOLOGY (0.1%)
        8,200  Eclipsys Corp.  *                                                                      154
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.4%)
       28,300  Parexel International Corp.  *                                                         354
       21,000  Thermo Fisher Scientific, Inc.  *                                                      945
                                                                                          ---------------
                                                                                                    1,299
                                                                                          ---------------
               MANAGED HEALTH CARE (2.1%)
       45,400  Aetna, Inc.                                                                          1,182
       33,800  Coventry Health Care, Inc.  *                                                          670
       27,800  Health Net, Inc.  *                                                                    415
      105,320  UnitedHealth Group, Inc.                                                             2,733
       17,800  WellPoint, Inc.  *                                                                     832
                                                                                          ---------------
                                                                                                    5,832
                                                                                          ---------------
               PHARMACEUTICALS (9.0%)
       17,500  AstraZeneca plc ADR  (a)                                                               786
       70,800  Daiichi Sankyo Co. Ltd.  (b)                                                         1,401
       35,100  Eisai Co. Ltd.  (b)                                                                  1,244
      264,600  Elan Corp. plc ADR  *                                                                1,442
       20,000  Eli Lilly and Co.                                                                      680
       67,100  Forest Laboratories, Inc.  *                                                         1,857
        5,051  Ipsen S.A.  (b)                                                                        257
       34,200  King Pharmaceuticals, Inc.  *                                                          347
      132,800  Merck & Co., Inc.                                                                    4,108
      348,300  Pfizer, Inc.                                                                         5,932
        3,572  Roche Holdings AG  (b)                                                                 572
       93,000  Shionogi & Co. Ltd.  (b)                                                             2,007
       12,728  STADA Arzneimittel AG  (b)                                                             341
       35,643  Teva Pharmaceutical Industries Ltd. ADR                                              1,799
       66,300  The Medicines Co.  *                                                                   477
       21,955  UCB S.A.  (b)                                                                          938
       21,000  Watson Pharmaceuticals, Inc.  *                                                        723
                                                                                          ---------------
                                                                                                   24,911
                                                                                          ---------------
               Total Health Care                                                                   63,899
                                                                                          ---------------

               INFORMATION TECHNOLOGY (73.3%)
               ------------------------------
               APPLICATION SOFTWARE (2.3%)
       91,790  Adobe Systems, Inc.  *                                                               3,024
       76,500  Longtop Financial Technologies Ltd. ADR  *                                           2,027
      107,600  TiVo, Inc.  *                                                                        1,171
                                                                                          ---------------
                                                                                                    6,222
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (10.6%)
      608,695  Cisco Systems, Inc.  *                                                              13,909
       80,490  Juniper Networks, Inc.  *                                                            2,053
      233,550  Motorola, Inc.                                                                       2,001



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                                                 Portfolio of Investments  |   2

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
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      228,298  QUALCOMM, Inc.                                                             $         9,454
      299,000  Tellabs, Inc.  *                                                                     1,800
                                                                                          ---------------
                                                                                                   29,217
                                                                                          ---------------
               COMPUTER HARDWARE (15.4%)
      869,357  Acer, Inc.  (b)                                                                      2,058
      101,050  Apple, Inc.  *                                                                      19,048
       84,000  Dell, Inc.  *                                                                        1,217
      279,416  Hewlett-Packard Co.                                                                 13,261
      160,750  High Tech Computer Corp.  (b)                                                        1,607
       44,520  International Business Machines Corp.                                                5,370
                                                                                          ---------------
                                                                                                   42,561
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (4.4%)
       84,090  NetApp, Inc.  *                                                                      2,275
      185,100  QLogic Corp.  *                                                                      3,247
      471,200  Seagate Technology                                                                   6,573
                                                                                          ---------------
                                                                                                   12,095
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (8.6%)
       95,845  Alliance Data Systems Corp.  *(a)                                                    5,269
       93,085  Automatic Data Processing, Inc.                                                      3,705
      246,810  TIVIT Terceirizacao De Tecnologia e Servicos S.A.  *                                 1,865
       52,900  Visa, Inc. "A"                                                                       4,008
      486,770  Western Union Co.                                                                    8,845
                                                                                          ---------------
                                                                                                   23,692
                                                                                          ---------------
               ELECTRONIC COMPONENTS (0.6%)
      619,200  Delta Electronics, Inc.  (b)                                                         1,727
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.7%)
      504,786  Hon Hai Precision Industry Corp. Ltd.  (b)                                           1,987
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.8%)
       52,502  Shanda Interactive Entertainment Ltd. ADR  *(a)                                      2,293
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (8.2%)
        7,940  Baidu, Inc. ADR  *                                                                   3,001
       28,170  Equinix, Inc.  *                                                                     2,404
       15,775  Google, Inc. "A"  *                                                                  8,457
       62,000  NetEase.com, Inc.  *(a)                                                              2,394
       30,042  Sohu.com, Inc.  *                                                                    1,670
      117,700  Tencent Holdings Ltd.  (b)                                                           2,054
      170,926  Yahoo!, Inc.  *                                                                      2,718
                                                                                          ---------------
                                                                                                   22,698
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (2.2%)
      162,090  Accenture plc                                                                        6,010
                                                                                          ---------------
               SEMICONDUCTORS (6.1%)
       40,700  Broadcom Corp. "A"  *                                                                1,083
      570,000  Epistar Corp.  (b)                                                                   1,675
       72,900  Epistar Corp. GDR                                                                    1,159
      204,450  Maxim Integrated Products, Inc.                                                      3,408
      139,000  Media Tek, Inc.  (b)                                                                 1,968
      109,510  Texas Instruments, Inc.                                                              2,568
      316,470  TriQuint Semiconductor, Inc.  *                                                      1,706
      143,420  Xilinx, Inc.                                                                         3,120
                                                                                          ---------------
                                                                                                   16,687
                                                                                          ---------------
               SYSTEMS SOFTWARE (13.4%)
       73,410  BMC Software, Inc.  *                                                                2,728
       67,460  McAfee, Inc.  *                                                                      2,825
      741,884  Microsoft Corp.                                                                     20,572


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3   |  USAA Science & Technology Fund

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
                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      520,780  Oracle Corp.                                                               $        10,989
                                                                                          ---------------
                                                                                                   37,114
                                                                                          ---------------
               Total Information Technology                                                       202,303
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
       55,200  American Tower Corp. "A"  *                                                          2,032
                                                                                          ---------------
               Total Common Stocks (cost: $261,698)                                               274,630
                                                                                          ---------------

               WARRANTS (0.0%)

               HEALTH CARE (0.0%)
               ------------------
               BIOTECHNOLOGY (0.0%)
       14,450  Cytokinetics, Inc., acquired 5/19/2009; cost $0  *(b),(c)                                6
                                                                                          ---------------
               Total Equity Securities (cost: $261,698)                                           274,636
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (0.4%)

               MONEY MARKET FUNDS (0.4%)
     1,139,696 State Street Institutional Liquid Reserve Fund, 0.25% (d)(cost:  $1,140)             1,140
                                                                                          ---------------




               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (4.0%)

               MONEY MARKET FUNDS (1.3%)
        13,754 AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.21%(d)                         14
     3,663,028 BlackRock Liquidity Funds TempFund, 0.18%(d)                                         3,663
                                                                                          ---------------
               Total Money Market Funds (cost: $3,677)                                              3,677
                                                                                          ---------------

 PRINCIPAL                                                                                         MARKET
 AMOUNT                                                                                             VALUE
 (000)         SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (2.7%)
$         400  Credit Suisse First Boston LLC, 0.07%, acquired on 10/30/2009 and due
                    11/02/2009 at $400 (collateralized by $410 of Freddie Mac(f),
                    0.18%(e), due 4/26/2010; market value $410)                                       400
        6,900  Deutsche Bank Securities, Inc., 0.06%, acquired on 10/30/2009 and due
                    11/02/2009 at $6,900 (collateralized by $7,036 of Fannie
                    Mae(f), 0.07%(e) - 5.13%, due 11/16/2009 - 5/28/2024;
                    combined market
                    value $7,038)                                                                   6,900
                                                                                          ---------------
               Total Repurchase Agreements                                                          7,300
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $10,977)                                                                     10,977
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $273,815)                                       $         286,753
                                                                                          ===============


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                                                 Portfolio of Investments  |   4

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($ IN 000S)                                           VALUATION HIERARCHY
                                                      -------------------


                                            (LEVEL 1)       (LEVEL 2)      (LEVEL 3)
                                          QUOTED PRICES       OTHER       SIGNIFICANT
                                            IN ACTIVE      SIGNIFICANT    UNOBSERVABLE
                                             MARKETS       OBSERVABLE       INPUTS
                                          FOR IDENTICAL      INPUTS
                                             ASSETS                                              TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $       254,136 $        20,494 $            -- $       274,630
  WARRANTS                                             --               6              --               6
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                                1,140              --              --           1,140
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                                3,677              --              --           3,677
  REPURCHASE AGREEMENTS                                --           7,300              --           7,300
---------------------------------------------------------------------------------------------------------
Total                                     $       258,953 $        27,800 $            -- $       286,753
---------------------------------------------------------------------------------------------------------



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5   |  USAA Science & Technology Fund

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NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.


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6   |  USAA Science & Technology Fund

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3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of


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7   |  USAA Science & Technology Fund

================================================================================


the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $10,350,000.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $32,693,000 and $19,755,000, respectively, resulting in net unrealized appreciation of $12,938,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $276,131,000 at October 31, 2009, and, in total, may not equal 100%. Investments in foreign securities were 14.2% of net assets at October 31, 2009. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


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                                        Notes to Portfolio of Investments  |   8

================================================================================


GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES

(a)     The security or a portion thereof was out on loan as of October 31,
        2009.
(b) Security was fair valued at October 31, 2009, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2009, was $6,000, which represented less than 0.1% of the Fund's net assets.
(d) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(f) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*       Non-income-producing security.
================================================================================
9   |  USAA Science & Technology Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.